Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	As of
	December 31, 2025	June 30, 2025
Electronic equipment	$700,092	$742,519
Office equipment	11,063	10,799
Motor vehicle	33,922	33,115
Testing equipment	176,353	225,714
Leasehold improvement	1,933,551	2,147,576
Subtotal	2,854,981	3,159,723
Less: accumulated depreciation	(1,824,202)	(2,617,338)
Property and equipment, net	$1,030,779	$542,385